Note 14 - Retirement and Pension Plans - Actuarial Assumptions to Determine Benefit Obligations (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discount rate	0.30%	0.70%
Rate of compensation increases	2.00%	2.00%	2.00%